Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
Income Tax Disclosure [Abstract]
Summary of Significant Portions of Deferred Tax Assets and Liabilities
The tax effects of temporary differences and carry-forwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	January 31,	April 30,
	2023	2022
Deferred tax assets (liabilities):
Net operating loss carryforwards	$9,447,212	$8,387,881
Start-up costs	960,269	1,036,080
Stock option and warrant payments	441,977	423,624
Accumulated depreciation	(2,839)	(2,668)
Research and development credits	255,600	255,600
Research and development warrants	21,488	21,488

Total deferred tax assets, net	11,123,707	10,122,005
Valuation Allowance	(11,123,707)	(10,122,005)

Net Deferred Tax Assets	$—	$—

The tax effects of temporary differences and carry-forwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	As of April 30,
	2022	2021
Deferred tax assets (liabilities):
Net operating loss carryforwards	$8,387,881	$7,215,961
Start-up costs	1,036,080	1,137,161
Stock option and warrant payments	423,624	396,631
Accumulated depreciation	(2,668)	(2,440)
Research and development credits	255,600	255,600
Research and development warrants	21,488	21,488

Total deferred tax assets, net	10,122,005	9,024,401
Valuation Allowance	(10,122,005)	(9,024,401)

Net Deferred Tax Assets	—	—